Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current asset
Cash and cash equivalents	$ 124,267	$ 67,022
Cash - restricted	261,900	0
Prepaid expenses	35,000	66,301
Total current assets	421,167	133,323
Investments held in the Trust Account	11,868,068	37,570,177
Total Assets	12,289,235	37,703,500
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	596,298	379,783
Excise tax payable	265,380
Income tax payable	54,778	291,112
Due to Trust Account	261,900
Notes payable - Sponsor at cost	1,127,818	318,582
Convertible Note payable - Sponsor at fair value (cost: $3,461,944 at June 30, 2023 and December 31, 2022)	1,021,911	1,037,272
Total current liabilities	3,328,085	2,026,749
Deferred tax liability	100,266	46,496
Deferred underwriting compensation	5,192,916	5,192,916
Warrant liability		311,575
Warrant liability - Private Placement Warrants	14,594	11,675
Warrant liability - Public Warrants	431,878	311,575
Total liabilities	9,067,739	7,589,412
Commitments and Contingencies (Note 5)
Class A Common Stock subject to possible redemption; 1,090,718 and 3,539,809 shares at redemption value of $10.91 and $10.52 per share as of June 30, 2023 and December 31, 2022, respectively	11,899,026	37,247,257
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 2,712,438 and 583,743 issued and outstanding (excluding 1,090,718 and 3,539,809 shares subject to possible redemption, as of June 30, 2023 and December 31, 2022, respectively)	271	58
Class B common stock, par value $0.0001; 10,000,000 shares authorized; 2,371,813 and 4,500,528 issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	237	450
Accumulated deficit	(8,678,038)	(7,133,678)
Total Stockholders' Deficit	(8,677,530)	(7,133,170)
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 12,289,235	$ 37,703,500